Liability for Future Policy Benefits (Future Policy Benefits Reconciliation) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Insurance [Abstract]
Benefit reserves, end of period, post-flooring	$ 8,225,913	$ 7,512,826	$ 7,727,206
Deferred profit liability, end of period, post-flooring	23,374	22,939	14,818
Additional insurance reserves, including amounts in AOCI, end of period, post-flooring	18,658,619	16,351,052	14,280,792
Subtotal of amounts disclosed above	26,907,906	23,886,817	22,022,816
Other future policy benefit reserves	1,322,192	1,226,950	1,182,389
Future policy benefits	$ 28,230,098	$ 25,113,767	$ 23,205,205